Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 20 — CASH AND CASH EQUIVALENTS

	As at March 31, 2025	As at March 31, 2024
Cash on hand	$3,107	$2,055
Cash at bank	745,614	617,520

Total	$748,721	$619,575

Cash and cash equivalents comprise cash held by the Group and cash at bank. Cash at bank as at March 31, 2025 and 2024 carry interest at market rates which ranged from 0.125% to 0.30% per annum. Majority of our cash is deposited with financial institution in Hong Kong.